Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment including right-of-use assets

	Right-of-use assets (note (a))	Leasehold improvements	Fixtures and furniture	Office and lab equipment	Computer equipment	Motor vehicles	Manufacturing equipment	Total
Cost:
At January 1, 2023	$14,070	$7,477	$37	$15,687	$519	$365	$—	$38,155
Additions	197	54	6	286	—	—	—	543
Disposals	(2,061)	(1,159)	(28)	(4,926)	(82)	(57)	—	(8,313)
Written off	(1,938)	(851)	(4)	(1,864)	(221)	(312)	—	(5,190)
Exchange differences	847	356	34	(314)	3	12	—	938
At December 31, 2023 and January 1, 2024	11,115	5,877	45	8,869	219	8	—	26,133
Additions	3,094	375	91	484	5	—	51	4,100
Additions from acquisition (note 34(B)(III))	2,511	25	2	556	43	—	—	3,137
Disposals	(162)	(2)	—	(1,921)	—	(8)	—	(2,093)
Written off	(1,681)	(210)	(53)	(950)	(45)	—	—	(2,939)
Exchange differences	(722)	(420)	(19)	(262)	(2)	—	—	(1,425)
At December 31, 2024	$14,155	$5,645	$66	$6,776	$220	$—	$51	$26,913
Accumulated depreciation:
At January 1, 2023	$8,319	$4,997	$22	$11,176	$321	$216	$—	$25,051
Charge for the year	2,786	1,283	8	1,681	70	51	—	5,879
Eliminated on disposal	(371)	(1,123)	(26)	(4,539)	(50)	(48)	—	(6,157)
Written off	(1,938)	(576)	(4)	(1,915)	(204)	(222)	—	(4,859)
Exchange differences	263	243	15	(91)	3	8	—	441
At December 31, 2023 and January 1, 2024	9,059	4,824	15	6,312	140	5	—	20,355
Charge for the year	2,052	795	1	1,119	39	—	10	4,016
Eliminated on disposal	(128)	(1)	—	(1,878)	—	(6)	—	(2,013)
Written off	(1,681)	(149)	(20)	(531)	—	—	—	(2,381)
Exchange differences	(266)	(366)	62	(304)	(2)	1	—	(875)
At December 31, 2024	$9,036	$5,103	$58	$4,718	$177	$—	$10	$19,102
Carrying amounts:
At January 1, 2023	$5,751	$2,480	$15	$4,511	$198	$149	$—	$13,104
At December 31, 2023	$2,056	$1,053	$30	$2,557	$79	$3	$—	$5,778
At December 31, 2024	$5,119	$542	$8	$2,058	$43	$—	$41	$7,811

Schedule of net book value of right-of-use assets
The analysis of the carrying amount of right-of-use assets by class of underlying asset is as follows:

	Note	2024	2023
Properties leased for own use, carried at depreciated cost	(i)	$5,101	$2,024
Office equipment, carried at depreciated cost	(ii)	18	32
		$5,119	$2,056

Schedule of analysis of expense items in relation to leases
The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	2024	2023	2022
Depreciation charge of right-of-use assets by class of underlying asset:
- Properties leased for own use	$2,038	$2,772	$2,040
- Office equipment	14	14	47
	$2,052	$2,786	$2,087
Interest on lease liabilities (notes 8(a) and 10(c))	$203	$242	$244
Expense relating to short-term leases or leases of low-value assets	366	137	832

Schedule of amounts included in the consolidated statement of cash flows
Amounts included in the consolidated statement of cash flows for leases comprise the following:

	2024	2023	2022
Within operating cash flows	$(366)	$(137)	$(832)
Within financing cash flows	(2,766)	(3,476)	(2,122)
	$(3,132)	$(3,613)	$(2,954)